STOCK BASED COMPENSATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation expense		$ 318,500	$ 476,002	$ 290,100
Employee Stock [Member]
Stock-based compensation expense		318,500	476,002	290,100
NonEmployee Stock [Member]
Stock-based compensation expense	$ 270,900		$ 2,578	$ 834,388